CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Millions	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 € / shares	Dec. 31, 2024 USD ($) shares
Allowance for doubtful accounts | $	$ 4.0		$ 0.1
Ordinary shares, shares outstanding (in shares)	253,016,971
Class A
Ordinary shares, par value (in euros per share) | € / shares		€ 0.01
Ordinary shares, shares authorized	500,000,000		500,000,000
Ordinary shares, shares issued	288,489,061		326,342,270
Ordinary shares, shares outstanding (in shares)	219,465,088		200,054,926
Treasury shares (in shares)	69,023,973		126,287,344
Class B
Ordinary shares, par value (in euros per share) | € / shares		0.1
Ordinary shares, shares authorized	35,698,674		37,138,658
Ordinary shares, shares issued	33,551,883		35,698,674
Ordinary shares, shares outstanding (in shares)	33,551,883		35,698,674
Class C
Ordinary shares, par value (in euros per share) | € / shares		€ 0.09
Ordinary shares, shares authorized	35,698,674		37,748,658
Ordinary shares, shares issued	2,146,791		0
Ordinary shares, shares outstanding (in shares)	0		0